Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	6-K
Entity File Number	000-30852
Entity Registrant Name	GRUPO FINANCIERO GALICIA SA
Entity Central Index Key	0001114700
Document Fiscal Period Focus	Q3
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Period End Date	Sep. 30, 2024
Current Fiscal Year End Date	--12-31